Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019